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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04222

                  Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS  September 30, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                     COUPON   MATURITY
THOUSANDS                                                                      RATE      DATE         VALUE
---------                                                                     ------   --------   ------------
            NEW YORK TAX - EXEMPT MUNICIPAL BONDS (95.2%)
            General Obligation (6.2%)
            New York City,
  $1,000       2005 Ser G                                                      5.00%   12/01/26   $  1,041,360
   2,000       2005 Ser F                                                      5.00    09/01/23      2,094,720
   3,500    New York State, Ser 1995 B Refg                                    5.70    08/15/13      3,542,840
--------                                                                                          ------------
   6,500                                                                                             6,678,920
--------                                                                                          ------------
            Educational Facilities Revenue (7.2%)
     500    Hempstead Industrial Development Agency, Hofstra University
               Ser 1996 (MBIA)                                                 5.80    07/01/15        520,570
     585    Madison County Industrial Development Agency, Morrisville State
               College Student Housing Ser 2005 A (CIFG)                       5.00    06/01/37        612,261
            New York State Dormitory Authority,
   3,000       City University Ser 1993 A                                      5.75    07/01/09      3,229,260
   1,000       New York University Ser 1998 A (MBIA)                           5.75    07/01/15      1,156,290
   2,000       State University 1993 Ser A                                     5.25    05/15/15      2,203,040
--------                                                                                          ------------
   7,085                                                                                             7,721,421
--------                                                                                          ------------
            Electric Revenue (5.4%)
            Long Island Power Authority,
   2,000       Ser 2000 A (FSA)                                                0.00    06/01/18      1,175,360
   1,345       Ser 2003 C                                                      5.50    09/01/21      1,461,248
   1,000       Ser 1998 A (FSA)                                               5.125    12/01/22      1,051,710
   2,000    New York State Power Authority, Ser 2000 A                         5.25    11/15/40      2,111,580
--------                                                                                          ------------
   6,345                                                                                             5,799,898
--------                                                                                          ------------
            Hospital Revenue (11.6%)
   2,000    New York City Health & Hospital Corporation, Health 2003 Ser A
               (Ambac)                                                         5.25    02/15/22      2,170,180
            New York State Dormitory Authority,
   1,000       Catholic Health Long Island  - St Francis Hospital Ser 2004     5.00    07/01/27      1,015,150
   1,000       Department of Health Refg Ser 2004                              5.00    07/01/22      1,047,200
   2,000       Memorial Sloan-Kettering Cancer Center 2003 Ser I (MBIA)        5.00    07/01/23      2,101,440
   1,000       Montefiore Hospital FHA Insured Mtge Ser 2004 (FGIC)            5.00    08/01/29      1,049,770
   2,000       Winthrop South Nassau University Health Ser 2003 B              5.50    07/01/23      2,111,440
   2,995    New York State Medical Care Facilities Finance Agency, Hospital
--------       & Nursing Home - FHA Insured Mtge 1993 Ser B (FSA)              5.50    02/15/22      3,039,446
                                                                                                  ------------
  11,995                                                                                            12,534,626
--------                                                                                          ------------
            Industrial Development/Pollution Control Revenue (11.6%)
            New York City Industrial Development Agency,
   1,000       Airis JFK I LLC Ser 2001A (AMT)                                 5.50    07/01/28      1,013,520
   2,000       Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)      5.75    10/01/36      2,013,360
   1,500       Liberty Interactive Corp                                        5.00    09/01/35      1,521,270
   6,000    New York State Energy Research & Development Authority,
               Brooklyn Union Gas Co 1991 Ser D (AMT)                         10.73++  07/01/26      6,527,460
   1,500    Westchester Tobacco Asset Securitization Corporation Ser 2005     5.125    06/01/45      1,484,805
--------                                                                                          ------------
  12,000                                                                                            12,560,415
--------                                                                                          ------------
            Mortgage Revenue - Multi-Family (8.5%)
            New York City Housing Development Corporation,
   1,813       East Midtown - FHA Ins Sec 223                                  6.50    11/15/18      1,907,477
   1,862       Ruppert - FHA Ins Sec 223                                       6.50    11/15/18      1,958,627
   5,135    New York State Housing Finance Agency, 1996 Ser A Refg (FSA)       6.10    11/01/15      5,344,200
--------                                                                                          ------------
   8,810                                                                                             9,210,304
--------                                                                                          ------------
            Public Facilities Revenue (7.9%)
   1,000    Montgomery County Industrial Development Agency, Hamilton
               Fulton Montgomery Board of Cooperative  Educational Services
               Ser 2004 A (XLCA)                                               5.00    07/01/34      1,039,810
     500    New York City Cultural Resources Trust, The New York Botanical
               Garden Ser 1996 (MBIA)                                          5.75    07/01/16        515,385
   1,035    New York City Industrial Development Agency, Royal Charter
               Properties - The New York & Presbytrian Hospital Parking
               Ser 2001 (FSA)                                                  5.25    12/15/32      1,112,190
            New York State Dormitory Authority,
   2,000       School District Ser 2002 E (MBIA)                               5.50    10/01/17      2,220,960
   1,300       School District Ser 2002 C (MBIA)                               5.25    04/01/21      1,411,618
   2,000    Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)
--------
               (Mandatory Tender 07/01/12)                                     5.00    07/01/36      2,167,040
                                                                                                  ------------
   7,835                                                                                             8,467,003
--------                                                                                          ------------

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
            Transportation Facilities Revenue  (5.5%)
   3,000    Metropolitan Transportation Authority, Dedicated Tax
               Refg Ser 2002 A (FSA)                                           5.25    11/15/24      3,253,950
     480    Triborough Bridge & Tunnel Authority, Ser 2001 A                   5.00    01/01/32        494,107
   2,000    Puerto Rico Highway & Transportation Authority, Refg Ser X         5.50    07/01/15      2,216,300
--------                                                                                          ------------
   5,480                                                                                             5,964,357
--------                                                                                          ------------
            Water & Sewer Revenue  (10.7%)
            New York City Municipal Water Finance Authority,
   2,000       2005 Ser B (Ambac)                                              5.00    06/15/28      2,109,300
   3,000       2001 Ser B                                                     5.125    06/15/31      3,105,330
   2,000    New York State Environment Facilities Corporation, Clean Water
               Ser 2003 C                                                      5.00    07/15/23      2,118,780
   4,000    Suffolk Country Industrial Development Agency, Southwest Sewer
--------       Ser 1994 (FGIC)                                                 6.00    02/01/08      4,261,880
                                                                                                  ------------
  11,000                                                                                            11,595,290
--------                                                                                          ------------
            Other Revenue  (13.8%)
   2,000    Battery Park City Authority, Ser 2003A                             5.00    11/01/24      2,119,360
     750    Nassau County, Interim Finance Authority, Sales Tax Ser 2005 A
               (MBIA)                                                          5.00    11/15/24        796,808
            New York City Transitional Finance Authority
   2,000       2003 Ser D (MBIA)                                               5.25    02/01/20      2,177,360
   2,000       Refg 2003 Ser A                                                 5.50#   11/01/26      2,200,800
   1,000    New York Counties Tobacco Trust IV Ser 2005 A                      5.00    06/01/45        966,320
   4,000    New York Local Government Assistance Corporation, Ser 1993 C       5.50    04/01/17      4,515,361
   2,000    Puerto Rico Infrastructure Financing Authority, 2005 Ser B         5.00    07/01/41      2,054,240
--------                                                                                          ------------
  13,750                                                                                            14,830,249
--------                                                                                          ------------
            Refunded  (6.8%)
   2,460    New York State Dormitory Authority, Suffolk County Judicial
               Ser 1986 (ETM)                                                 7.375    07/01/16      2,974,976
   4,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
               (ETM)                                                          5.375    10/01/24      4,372,200
--------                                                                                          ------------
   6,460                                                                                             7,347,176
--------                                                                                          ------------
  97,260    TOTAL NEW YORK TAX - EXEMPT MUNICIPAL BONDS (Cost $96,423,970)                          102,709,659
--------                                                                                          ------------
            SHORT - TERM NEW YORK TAX - EXEMPT MUNICIPAL OBLIGATIONS (3.6%)
     900    New York City, Fiscal 1993 Ser E3 (Demand 10/03/05)                2.79*   08/01/23        900,000
   3,000    Port Authority of New York & New Jersey, Versatile Structure
--------       Ser 2 (Demand 10/03/05)+                                        2.80*   05/01/19      3,000,000
                                                                                                  ------------
   3,900    TOTAL SHORT-TERM NEW YORK TAX - EXEMPT MUNICIPAL OBLIGATIONS
--------       (Cost $3,900,000)                                                                     3,900,000
                                                                                                  ------------
$101,160    TOTAL INVESTMENTS (Cost $100,323,970) (a)                          98.8%               106,609,659
========
            OTHER ASSETS IN EXCESS OF LIABILITIES                               1.2                  1,288,616
                                                                              -----               ------------
            NET ASSETS                                                        100.0%              $107,898,275
                                                                              =====               ============

----------
AMT  Alternative Minimum Tax.

ETM  Escrowed to maturity.

*    Current coupon of variable rate demand obligation.

#    Step coupon; will convert to 14% on November 1, 2011.

+    Joint exemption in locations shown.

++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $6,527,460 which represents 6.0% of net assets.

(a) The aggregate cost for federal income tax purposes is $100,256,454. The aggregate gross unrealized appreciation is $6,406,336 and the aggregate gross unrealized depreciation is $53,132, resulting in net unrealized appreciation of $6,353,205.

Bond Insurance:

Ambac   Ambac Assurance Corporation.
CIFG    CIFG Assurance North America Inc.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.
XLCA    XL Capital Corporation.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2005


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